CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 24,669,133	$ 59,905,827
Restricted cash classified as current	3,264,145	60,204
Short-term investments	50,028	571,508
Accounts receivable, net of allowance for doubtful accounts of US$1,774,192 and US$1,161,955 as of December 31, 2019 and 2020, respectively	28,127,346	27,254,634
Prepaid expenses and other current assets	12,073,226	7,847,794
Total current assets	68,183,878	95,639,967
Long-term restricted cash	21,689,436
Property and equipment, net	5,393,742	5,669,849
Intangible assets, net	396,495	267,736
Long-term investment	306,518
Other non-current assets	932,311	259,108
TOTAL ASSETS	96,902,380	101,836,660
Current liabilities (including amounts of the consolidated VIEs without recourse to the Company. See Note 2(b)):
Accounts payable	76,125,973	37,877,800
Short-term bank borrowings	10,958,022	9,012,645
Accrued salary and benefits	9,143,476	5,598,425
Accrued expenses and other current liabilities	10,686,518	5,955,956
Deferred revenue	3,331,511	3,887,908
Total current liabilities	110,245,500	62,332,734
Other non-current liabilities	459,435	595,563
TOTAL LIABILITIES	110,704,935	62,928,297
Commitments and contingencies
Shareholders' equity (deficit):
Treasury shares (9,937,000 and 44,511,050 shares as of December 31, 2019 and 2020, respectively)	(4,672,334)	(1,063,547)
Additional paid-in capital	193,918,852	194,971,827
Accumulated deficit	(200,965,075)	(153,598,346)
Accumulated other comprehensive loss	(2,114,916)	(1,432,833)
Total shareholders' equity (deficit)	(13,802,555)	38,908,363
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY (DEFICIT)	96,902,380	101,836,660
Class A
Shareholders' equity (deficit):
Ordinary shares	28,456	28,800
Class B
Shareholders' equity (deficit):
Ordinary shares	$ 2,462	$ 2,462